Concentration of Credit Risk - Schedule of Annualized Base Rent from Tenants at Consolidated Properties (Detail) - RC Tier Properties LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²
Annual Base Rent | $	$ 7,937,000	$ 7,937,000
Percentage of Annualized Base Rent	11.20%	11.00%
Type Of Property Acquired	Skilled Nursing	Skilled Nursing
GLA (Sq Ft) | ft²	385,000	385,000
Lease Expiration Date	Sep. 30, 2033	Sep. 30, 2033